Schedule of weighted-average grant date fair value of the RSUs granted (Details) - Restricted share units [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs, balance | shares	9,548	59,282
Weighted average grant date fair value per share, balance | $ / shares	$ 9.52
Number of RSUs, Granted during the year | shares		30,000
Weighted average grant date fair value per share, Granted | $ / shares
Number of RSUs, Vested | shares	(5,947)	(78,296)
Weighted average grant date fair value per share, Vested | $ / shares	$ 5.69	$ 8.86
Number of RSUs, Forfeited | shares		(1,438)
Weighted average grant date fair value per share, Forfeited | $ / shares		$ 9.37
Number of RSUs, balance | shares	3,600	9,548
Weighted average grant date fair value per share, balance | $ / shares	$ 4.07	$ 9.52